OTHER EXPENSES (INCOME), NET (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Income and Expenses [Abstract]
Impairment of intangibles assets (see also Note 9)			$ 3,289	$ 1,705
Changes in the fair value contingent consideration		(878)	(4,105)	(3,012)
Gain from sale of subsidiary	[1]	(1,149)
Changes in fair value of investment in affiliated company	[2]	7,010	330	4,590
Other			(427)
Total		$ 4,983	$ (913)	$ 3,283

[1]	On May 31, 2016, the Company signed a definitive agreement to sell its LI subsidiary. Accordingly, on the deconsolidation date the Company recorded a gain of $1,149.
[2]	During 2016, 2015 and 2014, the Company recorded a loss in the amount of $7,010, $330 and $4,590 respectively, due to changes in the fair value of its investment in Iluminage Beauty. Refer to Notes 4 and 7 for further details.